1933 Act Registration No. 002-74747
1940 Act Registration No. 811-03313

As filed with the Securities and Exchange Commission on October 13, 2017

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 92	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 92	[X]

FIRST AMERICAN FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)

(612) 303-7987
(Registrant’s Telephone Number, including Area Code)

Richard J. Ertel
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402-7020
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X]	on December 18, 2017 pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

FIRST AMERICAN FUNDS.

PROSPECTUS

First American Funds, Inc.

_____________, 2017

Money Market Funds

Class P Shares

Fund	Ticker Symbols
Government Obligations Fund	
Treasury Obligations Fund	

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class P
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers[1]	(0.06)%
Net Expenses[1]	0.18%

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2018, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class P
1 year	$ 18
3 years	$ 71
5 years	$129
10 years	$300

1	Prospectus –	First American Money Market Funds Class P Shares

Fund Summaries

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

2	Prospectus –	First American Money Market Funds Class P Shares

Fund Summaries

Government Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance information for Class P shares will be provided after such shares have one full calendar year of performance.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/16	Date	One Year	Five Years	Ten Years
Government Obligations Fund – Class A	9/24/01	0.01%	0.01%	0.62%

[1]	Total return for the period 1/1/17 through 9/30/17 was 0.11%.

Investment Advisor

U.S. Bancorp Asset Management, Inc. (the “advisor”)

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 7 of the prospectus.

3	Prospectus –	First American Money Market Funds Class P Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)	Class P
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers[1]	(0.04)%
Net Expenses[1]	0.20%

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2018, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class P
1 year	$ 20
3 years	$ 73
5 years	$131
10 years	$302

4	Prospectus –	First American Money Market Funds Class P Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

5	Prospectus –	First American Money Market Funds Class P Shares

Fund Summaries

Treasury Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance information for Class P shares will be provided after such shares have one full calendar year of performance.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/16	Date	One Year	Five Years	Ten Years
Treasury Obligations Fund – Class A	9/24/01	0.00%	0.00%	0.53%

[1]	Total return for the period 1/1/17 through 9/30/17 was 0.10%.

Investment Advisor

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 7 of the prospectus.

6	Prospectus –	First American Money Market Funds Class P Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the funds on any business day. If you are establishing an account directly with a fund, Class P shares are available for a minimum initial investment of $10 million. You can purchase or redeem shares by contacting Investor Services at 800 677-3863. The funds reserve the right to waive or lower purchase minimums and to reject any purchase order or to stop offering shares for sale at any time. You may also become a shareholder by establishing an account through various financial intermediaries authorized to offer Class P shares, including banks, registered investment advisers and other financial institutions that have agreed to provide certain account services to fund shareholders. A financial intermediary may require a minimum initial and/or additional investment amount that is different than that required for accounts held directly with the funds.

Tax Information

Dividends you receive from the funds are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7	Prospectus –	First American Money Market Funds Class P Shares

More about the Funds

Investment Objectives

The investment objective of each fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that any fund will achieve its objective.

Principal Investment Strategies

The funds’ principal investment strategies are discussed below. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-3863.

Principal Investment Strategies Applicable to Each Fund

Each fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for each fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the funds may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the funds from meeting their investment objectives.

8	Prospectus –	First American Money Market Funds Class P Shares

More about the Funds

Principal Investment Strategies continued

Government Obligations Fund

Government Obligations Fund pursues its objective by investing exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Treasury Obligations Fund

Under normal market conditions, Treasury Obligations Fund pursues its objective by investing exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Other Investment Strategies

Other Money Market Funds

Each fund may invest in other money market funds that invest in the same types of securities as the respective fund, as a non-principal investment strategy, including the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

9	Prospectus –	First American Money Market Funds Class P Shares

More about the Funds

Other Investment Strategies continued

Securities Lending

To generate additional income, and as a non-principal investment strategy, each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Principal Investment Risks

The principal risks of investing in each fund are identified and further discussed below.

Government Obligations Fund

●	Credit Risk	●	Liquidity Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk

Treasury Obligations Fund

●	Credit Risk	●	Liquidity Risk
●	Cybersecurity Risk	●	Redemption Risk
●	Income Risk	●	Regulatory Risk
●	Interest Rate Risk	●	Repurchase Agreement Risk

Description of Principal Investment Risks

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value (NAV), impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional

10	Prospectus –	First American Money Market Funds Class P Shares

More about the Funds

Description of Principal Investment Risks continued

compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the advisor has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the funds invest solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by those securities, these funds may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the funds’ operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Disclosure of Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

11	Prospectus –	First American Money Market Funds Class P Shares

Fund Management

Investment Advisor

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2017, U.S. Bancorp Asset Management had more than $73.1 billion in assets under management, including investment company assets of more than $50.1 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee as a % of average daily net assets
Government Obligations Fund	0.10%
Treasury Obligations Fund	0.10%

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses in order to maintain a zero or positive yield for each share class of each fund. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended August 31, 2017.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class P shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

Custody Services. U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

12	Prospectus –	First American Money Market Funds Class P Shares

More about the Funds

Investment Advisor continued

Securities Lending Services. In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The funds are managed by a team of persons who are employed by U.S. Bancorp Asset Management.

13	Prospectus –	First American Money Market Funds Class P Shares

Shareholder Information

Pricing of Fund Shares

The funds utilize the amortized cost method of valuation to transact at a $1.00 share price. The NAV per share of each share class of a fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be cancelled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). Redemption proceeds to be paid by check will normally be sent to the address of record designated in the current records of the fund’s transfer agent on the next business day, but in no event more than seven days, after the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

You may purchase or redeem shares of the funds on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, a fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

14	Prospectus –	First American Money Market Funds Class P Shares

Shareholder Information

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class P shares.

If you are establishing an account directly with a fund, Class P shares are available for a minimum initial investment of $10 million. The funds reserve the right to waive or lower purchase minimums and to reject any purchase order or to stop offering shares for sale at any time. You may also become a shareholder by establishing an account through various financial intermediaries authorized to offer Class P shares, including banks, registered investment advisers and other financial institutions that have agreed to provide certain account services to fund shareholders. A financial intermediary may require a minimum initial and/or additional investment amount that is different than that required for accounts held directly with the funds. These minimum investment amounts may be based on household assets under management held with the financial intermediary or with the funds, or the capability to reach a higher level of investment than the initial amount invested, among other possible criteria.

Class P shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. You may purchase or redeem shares by calling your financial institution.

You may purchase or redeem shares of the funds on any business day through your financial intermediary. Additional information on redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Suspension or Postponement of Redemptions. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;
●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);
●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or
●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

15	Prospectus –	First American Money Market Funds Class P Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Purchases In-Kind. Generally, all purchases will be in cash. However, the funds reserve the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary or Investor Services at 800 677-3863.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by a fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the time specified in the table below on each business day that the funds are open, except that the NAV is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV
Government Obligations Fund	3:30 p.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s NAV is normally expected to be $1 per share.

16	Prospectus –	First American Money Market Funds Class P Shares

Shareholder Information

Additional Information on Purchasing and Redeeming Fund Shares continued

Frequent Trading of Fund Shares

The funds are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the funds and increase fund expenses. However, given the short-term nature of the funds’ investments and their use of the amortized cost method for calculating the NAV of fund shares, the funds do not anticipate that in the normal case frequent or short-term trading into and out of the funds will have significant adverse consequences for the funds and their shareholders. Accordingly, the funds’ board of directors has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the funds’ shares.

Transactions through Financial Intermediaries

Each fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of the funds’ advisor, that have entered into agreements with the funds’ distributor, advisor, and/or transfer agent. Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by a fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

Dividends and Distributions

Each fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. A fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

17	Prospectus –	First American Money Market Funds Class P Shares

Shareholder Information

Dividends and Distributions continued

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800 677-3863. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the funds will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the funds’ SAI.

18	Prospectus –	First American Money Market Funds Class P Shares

Shareholder Information

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

19	Prospectus –	First American Money Market Funds Class P Shares

Financial Highlights

Class P shares commenced operations as of the date of this prospectus. Accordingly, the funds do not have financial highlights with respect to Class P shares.

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First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer“ is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.
●	Information about your transactions with us.
●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.
●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or; by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMP 10/17

FIRST AMERICAN FUNDS, INC.

Statement of Additional Information

____________, 2017

Money Market Funds

Share Classes/Ticker Symbols
Fund	Class A	Class D	Class G	Class P	Class T	Class V	Class X	Class Y	Class Z
Government Obligations Fund	FAAXX	FGDXX	--	[ ]	--	FVIXX	FGXXX	FGVXX	FGZXX
Treasury Obligations Fund	FATXX	FTDXX	STSXX	[ ]	--	FLIXX	FXFXX	FOCXX	FUZXX

This Statement of Additional Information (“SAI”) relates to Government Obligations Fund and Treasury Obligations Fund (each a “Fund” and collectively, the “Funds”), each of which is a series of First American Funds, Inc. (“FAF”). This SAI is not a prospectus, but should be read in conjunction with the Funds’ current Prospectuses dated December __, 2017. Class P shares are first being offered as of the date of this SAI. The financial statements included as part of the Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2017 are incorporated by reference into this SAI. This SAI is incorporated into the Funds’ Prospectuses by reference. To obtain copies of Prospectuses or the Funds’ Annual Report at no charge, write the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, WI 53202, call Investor Services at 800 677-3863, or visit the Funds’ website at www.firstamericanfunds.com. Please retain this SAI for future reference.

i

ii

General Information

FAF was incorporated in the State of Minnesota under the name “First American Money Fund, Inc.” on October 29, 1981. FAF’s board of directors (the “Board”) and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name “First American Money Fund, Inc.” be changed to “First American Funds, Inc.”

As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in six series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this SAI relates are named on the cover.

Shareholders may purchase shares of each Fund through separate classes. Treasury Obligations Fund offers its shares in eight classes: Class A, Class D, Class G, Class P, Class V, Class X, Class Y, and Class Z shares. Government Obligations Fund offers its shares in seven classes: Class A, Class D, Class P, Class V, Class X, Class Y, and Class Z shares. Prior to December 1, 2003, the Class A shares were named “Class S” shares. Class P shares are first being offered as of the date of this SAI. Prior to October 14, 2016, the Class G shares were named “Reserve Class” shares and the Class V shares were named “Institutional Investor” shares. The different classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to such costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds is an open-end diversified management investment company.

FAF has prepared and will provide a separate Prospectus relating to the Class A shares, the Class D shares, the Class G shares, the Class P shares, the Class V shares, the Class X shares, the Class Y shares, and the Class Z shares of the Funds. These Prospectuses can be obtained at no charge by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, by calling First American Funds Investor Services at 800 677-3863, or by visiting the Funds’ website at www.firstamericanfunds.com.

The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board convene shareholders’ meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 90 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

Investment Restrictions

Each Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The 1940 Act currently restricts each Fund, with respect to 75% of its total assets, from investing more than 5% of the value of its total assets in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof, securities of other investment companies, and cash and cash items (including receivables).

In addition to the investment objective and policies set forth in the Prospectuses and under the caption “Additional Information Concerning Fund Investments” below, the Funds are subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

Fundamental Investment Restrictions

None of the Funds will:

1.	Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and its political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

2.	Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

3.	With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

4.	Invest for the primary purpose of control or management.

5.	Purchase physical commodities or contracts relating to physical commodities.

6.	Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

7.	Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

8.	Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the U.S. Securities and Exchange Commission (“SEC”), a Fund would be concentrated in an industry if 25% or more of its total assets, based on market value at the time of purchase, were invested in that industry. The Funds’ concentration policy permits investment, without limit, in obligations of domestic commercial banks issued by (i) U.S. banks and (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks). For purposes of applying the limitation set forth in number 1 above, obligations of domestic commercial banks include fixed and variable rate certificates of deposit, time deposits, bankers’ acceptances, and other short-term obligations issued by such domestic commercial banks (not including commercial paper issued by such banks), as described under “Additional Information Concerning Fund Investments – Obligations of Banks and Other Financial Services Companies.” To the extent that such investments are consistent with a Fund’s investment objective and policies, the Fund may concentrate in such instruments when, in the opinion of the Advisor, the yield, marketability and availability of investments meeting the Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of the Fund’s assets in such industry. Because Government Obligations Fund and Treasury Obligations Fund invest solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by such securities, these funds will not invest in any industry. For purposes of each Fund’s concentration limitation discussed above, with respect to any investment in another money market fund, the Fund looks through to the holdings of such underlying money market fund.

For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by a Fund to an unaffiliated party. However, when a Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid a violation of Section 18(f), a Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Funds currently do not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 of the 1940 Act (“Rule 2a-7”) (as discussed below under “Additional Restrictions”) would be deemed to be loans.

Non-Fundamental Investment Restrictions

The following restrictions are non-fundamental and may be changed by the Board without a shareholder vote.

The Funds will not:

1.	Sell securities short.

2.	Borrow money in an amount exceeding 10% of a Fund’s total assets. The Funds will not borrow money for leverage purposes. For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. A Fund will not make additional investments while its borrowings exceed 5% of total assets.

3.	Invest more than 5% of their total assets in illiquid securities.

Additional Restrictions

The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association (“U.S. Bank”).

FAF has received an exemptive order (Investment Company Act Release No. 22589 dated March 28, 1997) from the SEC under which short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by U.S. Bancorp Asset Management, Inc. (“USBAM” or the “Advisor”).

FAF has also received an exemptive order (Investment Company Act Release No. 25526 dated April 15, 2002) from the SEC which permits the Funds to participate in an interfund lending program pursuant to which the Funds and other funds advised by the Advisor may lend money directly to each other for emergency or temporary purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no Fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no Fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders because they rarely need to borrow cash to meet redemptions). The duration of any loans made under the interfund lending program will be limited to the time required to receive payment for the securities sold, but in no event more than 7 days. All loans will be callable by the lending Fund on one business day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Funds.

The Funds are subject to the investment restrictions of Rule 2a-7 in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain a weighted average maturity of not more than 60 days and a weighted average life of not more than 120 days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to U.S. dollar-denominated investments that (a) present “minimal credit risk” and (b) are at the time of acquisition “Eligible Securities.” Eligible Securities are securities (i) with remaining maturities of 397 calendar days or less that the Board or its delegee determines presents minimal credit risks to the Fund, which determination must include an analysis of the capacity of a security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. Such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security’s issuer or guarantor: (a) financial condition, (b) sources of liquidity, (c) ability to react to future market-wide and issuer- or guarantor- specific events, including the ability to repay debt in a highly adverse situations; and (d) strength of the issuer or guarantor’s industry within the economy and relative to economic trends, and the issuer or guarantor’s competitive position within its industry; (ii) that are issues by a registered investment company that is a money market fund; or (iii) that is a government security. The Advisor, pursuant to delegation by the Board, is responsible for determining that the Funds’ investments present only “minimal credit risk” and are Eligible Securities. Such determinations are subject to the oversight of, and are made pursuant to written guidelines and procedures established by, the Board.

Rule 2a-7 requires, among other things, that each Fund may not invest, other than in U.S. “Government Securities” (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security. Each Fund must comply with weekly liquidity standards that require a Fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each Fund must also comply with daily liquidity standards that require a Fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each Fund is limited to investing no more than 5% of its total assets in illiquid securities.

As required by current SEC regulations, under normal market conditions, Government Obligations Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including repurchase agreements secured by U.S. government securities, and Treasury Obligations Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. Government Obligations Fund and Treasury Obligations Fund will each provide shareholders with at least 60 days advance notice before changing these policies. For purposes of each Fund’s policy, with respect to any investment in another money market fund, the Fund looks through to the holdings of such underlying money market fund.

Additional Information Concerning Fund Investments

The principal investment strategies of the Funds are set forth in the Funds’ current Prospectuses under “Fund Summaries.” This section describes in additional detail certain of the Funds’ principal investment strategies and other non-principal investment strategies. The Funds have attempted to identify investment strategies that will be employed in pursuing their investment objectives. Additional information concerning the Funds’ investment restrictions is set forth above under “Investment Restrictions.”

If a percentage limitation referred to in this SAI or in the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.

The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund’s portfolio are purchased with and payable in U.S. dollars.

Credit Enhancement Agreements

Government Obligations Fund, as a non-principal investment strategy, may separately arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, “Guarantees”) for the purpose of further securing the payment of principal and/or interest on its investment securities. Although each investment security, at the time it is purchased, must meet the Fund’s creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, “Guarantors”) when the Advisor, through yield and credit analysis, deems that credit enhancement of certain securities is advisable.

Lending of Portfolio Securities

In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. The Funds do so as a principal investment strategy. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder’s gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. Government securities or other high-grade debt obligations equal to at least 102% of the value of the securities loaned at the inception of each loan. Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.

U.S. Bank acts as securities lending agent for the Funds and receives separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation. U.S. Bank receives fees up to 20% of each Fund’s net income from securities lending transactions and pays half of such fees to USBAM for certain securities lending services provided by USBAM. This may create a financial incentive for USBAM to increase its securities lending revenue by lending out as many portfolio securities as possible. To safeguard against this potential conflict of interest, the Board has adopted procedures designed to ensure that the fee arrangement and the other terms governing the relationship between each Fund and U.S. Bank, acting as securities lending agent for the Fund, are fair.

Letters of Credit

Certain of the debt obligations (including certificates of participation, variable rate demand notes, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit, or other form of credit or liquidity support, of a bank, savings and loan association or insurance company which assumes the obligation for payment and interest in the event of default by the issuer. Only banks, savings and loan associations, and insurance companies which, in the opinion of the Advisor, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

Money Market Funds

Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund as a non-principal investment strategy. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by their shareholders. The money market funds in which the Funds may invest include other money market funds advised by the Advisor.

Repurchase Agreements

Each Fund may engage in repurchase agreements as a principal investment strategy. A repurchase agreement involves the purchase by a Fund of securities with the agreement that, after a stated period of time, the original seller (the “counterparty”) will buy back the same securities (“collateral”) at a predetermined price or yield. Under normal market conditions, repurchase agreements permit the Funds to maintain liquidity and earn income over periods of time as short as overnight. Each Fund may enter into repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3(c)(1) of the 1940 Act, which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. Irrespective of the type of collateral underlying a repurchase agreement, a Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the repurchase agreement. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

Repurchase agreements involve certain risks not associated with direct investments in securities. If the counterparty defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

U.S. Government Securities

Each Fund may invest in securities issued or guaranteed as to principal or interest by the U.S. Government, or agencies or instrumentalities of the U.S. Government. Making such investments is a principal investment strategy for each Fund. These investments include direct obligations of the U.S. Treasury, such as U.S. Treasury bonds, notes, and bills. These Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund may invest in securities, such as notes, bonds, and discount notes, which are issued or guaranteed by agencies of the U.S. Government and various instrumentalities which have been established or sponsored by the U.S. Government. Except for U.S. Treasury securities, these U.S. Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system, which are known as Separately Traded Registered Interest and Principal Securities (“STRIPS”). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. A Fund’s investments in STRIPS will be limited to components with maturities less than or equal to 397 days and the Funds will not actively trade such components.

Variable and Floating Rate Instruments

Certain of the obligations in which the Funds may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Interest rates on these securities are ordinarily tied to, and represent a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally affords less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Variable or floating rate obligations may be combined with a put or demand feature (e.g., variable rate demand obligations or notes) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. Variable or floating rate obligations with a demand feature enable the Funds to purchase instruments with a stated maturity in excess of 397 calendar days in accordance with Rule 2a-7, which allows the Funds to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments that are not payable upon seven days’ notice and do not have an active trading market) that are acquired by a Fund are subject to the Fund’s percentage limitations regarding securities that are illiquid or not readily marketable. USBAM will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Funds invest and the ability of issuers to repay principal and interest.

When-Issued and Delayed Delivery Securities

Each Fund may purchase securities on a when-issued or delayed delivery basis, although none of the Funds do so as a principal investment strategy. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund’s net assets would be so invested.

Zero-Coupon and Step-Up Coupon Securities

Government Obligations Fund may invest in zero-coupon securities and step-up coupon securities as a non-principal investment strategy. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay cash interest periodically.

Temporary Defensive Positions

For liquidity and to respond to unusual market conditions, each Fund may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Funds from meeting their investment objectives.

Portfolio Turnover

The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in “Investment Restrictions” and “Additional Information Concerning Fund Investments” and, as set forth in the “Fund Summaries” sections of the Funds’ Prospectuses, each Fund’s portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations.

Disclosure of Portfolio Holdings

Public Disclosure

In order to comply with Rule 2a-7, information concerning the Funds’ portfolio holdings, as well as their weighted average maturity and weighted average life, is posted on the Funds’ website (www.firstamericanfunds.com) typically five business days after the end of each month and remains posted on the website for at least six months thereafter. In addition, each Fund files more detailed portfolio information with the SEC on Form N-MFP no later than five business days after the end of each month, which becomes publicly available on the SEC’s website (www.sec.gov) 60 days after the end of the month to which the information pertains. Each Fund is also required to file its portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each Fund’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within 60 days of the end of the relevant Fund’s fiscal quarter. A Fund may publish complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

Each Fund’s portfolio holdings are also posted on the Funds’ website on a weekly basis, typically on the first business day of each week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date. Until such time as it is posted, it will be Undisclosed Holdings Information, as defined below, and subject to the Funds’ procedures regarding the disclosure of Undisclosed Holdings Information.

Nonpublic Disclosure

The Board has adopted policies and procedures (the “Disclosure Policies”), which prohibit the release of information concerning portfolio holdings, or information derived therefrom (“Undisclosed Holdings Information”), that has not been made public through SEC filings or the Funds’ website. Different exceptions to this prohibition may apply depending on the type of third party that receives the Undisclosed Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

Disclosure within the Advisor and Its Affiliates and to Fund Directors

Undisclosed Holdings Information is provided, or otherwise made available, on a daily basis (a) without prior approval, to individuals who are employed by the Advisor and who have a need to know the information, such as investment, compliance and treasury personnel, and (b) to individuals employed by affiliates of the Advisor who are not otherwise entitled to receive such information under “Disclosure to Fund Service Providers and Prospective Service Providers,” below, if (1) such individuals are subject to the Advisor’s Code of Ethics, or that of an affiliate, which imposes a duty not to trade on such information; and (2) the Funds’ Chief Compliance Officer (“CCO”) has determined that improper use of such information by such individuals is not likely to affect the Funds in any material respect.

Undisclosed Holdings Information also may be provided without prior approval to directors of the Funds and the directors’ service providers, such as counsel, as part of the materials for regular or special board of directors meetings.

Disclosure to Fund Service Providers and Prospective Service Providers

The Funds’ officers may authorize disclosure of Undisclosed Holdings Information to eligible service providers and prospective service providers where such service providers require the information in the normal course of business in order to provide services to the Funds, or in anticipation of providing such services in the future. Undisclosed Holdings Information is provided, or otherwise made available, to the Advisor (as described above), custodians, auditors, accounting service providers, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, financial printers, pricing services, companies that provide analytical or statistical information (including Factset Research Systems and Bloomberg LP), ratings and ranking agencies (including Morningstar, Lipper Analytical Services, Moody’s, and Standard & Poor’s Corporation), entities that provide trading, research and other investment-related services, information aggregators (including Crane Data and iMoneyNet), and financial intermediaries that include the Funds in their investment programs. The Undisclosed Holdings Information may be provided to eligible service providers as it is required, with any frequency and without any delay, provided that such organization has entered into a written agreement with the Funds, or the Funds’ authorized service providers, to maintain the information in confidence and to not use the information for any purpose other than the performance of its contractual responsibilities and duties.

Disclosure to Investors, Prospective Investors, and Investor Consultants

The Disclosure Policies provide that Undisclosed Holdings Information may be provided to individual and institutional investors, prospective investors, or investor consultants with the prior approval of the CCO in the specific instance. The CCO will only approve such disclosure after concluding that it is in the best interests of the Fund in question and its shareholders and if the recipient has agreed in writing to maintain the information in confidence and not to trade on the basis of any such information that is material nonpublic information. In considering a request for such approval, the CCO also shall identify and consider any conflict of interest between the Fund and its shareholders, on the one hand, and the Advisor and its affiliates, on the other, which is presented by the request. If the CCO determines that there is a conflict of interest, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The CCO is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders.

Disclosure as Required by Applicable Law

Undisclosed Holdings Information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

Disclosure of Limited Holdings

Portfolio managers, analysts and other personnel of the Advisor may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the Funds’ website or filed with the SEC unless the recipient has entered into a written agreement with the Funds to maintain the confidentiality of such information and not to trade on the basis of any such information that is material nonpublic information. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the Fund’s regular pricing services) or in connection with portfolio transactions.

No Compensation or Consideration

Neither the Funds, nor the Advisor or any affiliate, including the CCO or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Undisclosed Holdings Information or information derived therefrom.

Chief Compliance Officer Reports to Fund Board

The CCO must provide a quarterly report to the Board addressing exceptions to these policies and procedures during the preceding quarter, if any.

Detective and Corrective Action

Any unauthorized release of Undisclosed Holdings Information which comes to the attention of an employee of the Advisor shall be reported to the CCO. The CCO shall recommend an appropriate sanction to be imposed by the individual’s supervisor if the individual releasing such information is an employee of the Advisor or other appropriate action if the individual is not an employee of the Advisor.

Designee of Chief Compliance Officer

In the event of the absence or unavailability of the CCO, all of the obligations of the CCO may be performed by the Advisor’s Chief Counsel.

*****

The following is a list of persons, other than the Advisor and its affiliates, that have been approved to receive Undisclosed Holdings Information concerning the Funds; however, certain persons may not receive such information concerning the Funds:

ADP Broker-Dealer, Inc.

American Financial Printing, Inc.

Aon Hewitt

Ashland Partners & Company LLP

Bank of America Merrill Lynch

Bank of Montreal

Bank of New York Mellon

Bank of Nova Scotia

Barclays Capital, Inc.

Bloomberg LP

BNP Paribas

BNP Paribas Prime Brokerage, Inc.

BNP Paribas Securities Corp.

Broadridge Systems

Ceridian Corporation

Charles Schwab & Co., Inc.

Comerica Bank

Country Financial

Crane Data

Credit Agricole Corporate & Investment Bank

Credit Suisse Securities (USA) LLC

Deutsche Bank Securities, Inc.

Dorsey & Whitney LLP

Ernst & Young LLP

FactSet Research Systems

FIS Brokerage & Securities Services LLC

Fitch, Inc.

FT Interactive Data

Goldman Sachs & Co. LLC

HSBC Bank PLC

HSBC Securities (USA) Inc.

iMoneyNet, Inc.

ING Financial Markets LLC

Jefferies LLC

J.P. Morgan Securities, LLC

KPMG LLP

Lipper Analytical Services

Markit

Merrill Lynch, Pierce, Fenner & Smith

Incorporated

Moody’s Investor Services

Morgan Stanley & Co. LLC

Morningstar, Inc.

MS Securities Services, Inc.

Piper Jaffray & Co.

Pricing Direct

RBC Capital Markets, LLC

RBS Securities, Inc.

Ropes & Gray LLP

SG Americas Securities, LLC

Societe Generale

Standard & Poor’s Corporation /JJ

Kenny

Standard & Poor’s Rating Services

State Street Bank & Trust Co.

SVB Asset Management

TD Securities (USA) LLC

Thomson Reuters LLC

UBS Securities, LLC

Vision Financial Markets LLC

Wells Fargo Bank, N.A.

Wells Fargo Investments, LLC

Wells Fargo Securities, LLC

Directors and Executive Officers

Set forth below is information about the Directors and the officers of FAF. The Board consists entirely of Directors who are not “interested persons” of FAF, as that term is defined in the 1940 Act (“Independent Directors”).

Independent Directors

Name, Address and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Fund Complex Overseen by Director	Other Directorships Held by Director[2]
David K. Baumgardner P.O. Box 1329 Minneapolis, MN 55440-1329 (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016

CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986). Independent Director, First American Fund Complex since 2016

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

Mark E. Gaumond P.O. Box 1329 Minneapolis, MN 55440-1329 (1950)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016

Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant and member of the American Institute of Certified Public Accountants. Director, Fishers Island Development Corporation and the Walsh Park Benevolent Corporation. Former Director, Cliffs Natural Resources, The California Academy of Sciences and Rayonier, Inc.. Independent Director, First American Fund Complex since 2016

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting); Director, Rayonier Advanced Materials, Inc. (materials manufacturer)
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Director, Diversified Real Asset Income Fund (investment company); former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member; prior to retirement in 2005, served in several executive positions for United Airlines, including Vice President and Chief Operating Officer – Cargo; Independent Director, First American Fund Complex since 1997	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; former Director, Diversified Real Asset Income Fund (investment company); former	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

Name, Address and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Fund Complex Overseen by Director	Other Directorships Held by Director[2]
		2017; Director of FAF since August 2001	Director, Cliffs Natural Resources, Inc.; Certified Financial Analyst; non-profit board member; former Chief Executive Officer and President, Weirton Steel Corporation; former Vice President and Treasurer, Harnischfeger Industries, a capital machinery manufacturer; former Treasurer and Director of Planning, Allis Chalmers Corporation, an equipment manufacturing company; former Chairman, American Iron & Steel Institute, a North American steel industry trade association; Independent Director, First American Fund Complex since 2001 and Firstar Funds 1988-2001

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company; former Director, Diversified Real Asset Income Fund (investment company); formerly, Vice President and Chief Financial Officer, Johnson Controls, Inc.; Independent Director, First American Fund Complex since 2001 and Firstar Funds 1988-2001	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

[1]	Includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which contributed to the conclusion that each Director should serve as a Director for FAF.

[2]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

Executive Officers

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972) [1]	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; Chief Operating Officer, U.S. Bancorp Asset Management, Inc. from August 2012 through June 2014

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964) [1]	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) [1]	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Head of Operations and Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. from January 2011 through September 2014

Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981) [1]	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Senior Fund Accountant, U.S. Bancorp Asset Management, Inc.

Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959) [1]	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc.

Gayle M. Kasmani U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1948) [1]	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since April 2015	Compliance Manager, U.S. Bancorp Asset Management, Inc.

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) [1]	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

[1]	Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson, Mayr and Kasmani are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

Board Leadership Structure

The Board is responsible for overseeing generally the operation of the Funds. The Board has approved an investment advisory agreement with USBAM, as well as other contracts with USBAM, its affiliates, and other service providers.

As noted above, the Board consists entirely of Independent Directors. The Directors also serve as directors of Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund and U.S. Treasury Money Market Fund (collectively with the Funds, the “Fund Complex”). Taking into account the number, the diversity and the complexity of the funds overseen by the Directors and the aggregate amount of assets under management in the Fund Complex, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may use the resources of the Funds’ counsel and auditors, counsel to the Independent Directors, if any, as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise.

The Funds are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. The Board’s role in risk oversight of the Funds reflects its responsibility to oversee generally, rather than to manage, the operations of the Funds. The actual day-to-day risk management with respect to the Funds resides with USBAM and the other service providers to the Funds. In line with the Board’s oversight responsibility, the Board receives reports and makes inquiries at its regular meetings or otherwise regarding various risks. However, the Board relies upon the Funds’ Chief Compliance Officer, who reports directly to the Board, and USBAM (including its Senior Business Line Risk Manager and other members of its management team) to assist the Board in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Although the risk management policies of USBAM and the other service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or USBAM, its affiliates or other service providers.

Standing Committees of the Board of Directors

There are currently two standing committees of the Board: Audit Committee and Governance Committee. References to the “Funds” in the committee descriptions below are to the Fund Complex. All committee members are Independent Directors.

	Committee Function	Committee Members	Number of Fund Complex Committee Meetings Held During FAF’s Fiscal Year Ended 8/31/17

Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board. The Audit Committee, together with the Board, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).	Roger A. Gibson (Chair) David K. Baumgardner Mark E. Gaumond Richard K. Riederer James M. Wade	2

Governance Committee	The Committee has responsibilities relating to (1) Board and Committee composition (including interviewing and recommending to the Board nominees for election as directors; reviewing the independence of all independent directors; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of directors, recommending to the Board the slate of directors to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure	James M. Wade (Chair) David K. Baumgardner Mark E. Gaumond Roger A. Gibson Richard K. Riederer	5

Committee Function	Committee Members	Number of Fund Complex Committee Meetings Held During FAF’s Fiscal Year Ended 8/31/17
and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) director education (including developing an annual education calendar; monitoring independent director attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent directors; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding director compensation and director expenses; monitoring director investments in the Funds; monitoring compliance with director retirement policies; reviewing compliance with the prohibition from serving on the board of directors of mutual funds that are not part of the Fund Complex; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate, recommending that the Board make changes to the Committee’s charter).

The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Mr. Riederer) or the Chair of the Governance Committee (Mr. Wade), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

●	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

●	a statement concerning whether the person is “independent” within the meaning of New York Stock Exchange and NYSE MKT listing standards and is not an “interested person” as defined in the 1940 Act;

●	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

●	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

Director Ownership of Securities of the Funds or Advisor

The information in the table below discloses the dollar ranges of (i) each Director’s beneficial ownership in FAF, and (ii) each Director’s aggregate beneficial ownership in all funds within the Fund Complex, including in each case the value of fund shares elected by Directors in the Directors’ deferred compensation plan. The dollar range disclosed is based on the value of the securities as of December 31, 2016.

Directors
	Baumgardner	Gaumond	Gibson	Riederer	Wade
Aggregate Holdings – Fund Complex	—	—	—	—	$1-$10,000
Government Obligations Fund	—	—	—	—	—
Institutional Prime Obligations Fund	—	—	—	—	—
Retail Prime Obligations Fund	—	—	—	—	$1-$10,000
Retail Tax Free Obligations Fund	—	—	—	—	—
Treasury Obligations Fund	—	—	—	—	—
U.S. Treasury Money Market Fund	—	—	—	—	—

As of September 30, 2017, none of the Independent Directors or their immediate family members owned, beneficially, or of record, any securities in (i) an investment advisor or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.

Director Qualifications

The Board has determined that each Director should continue to serve as such based on several factors (none of which alone is decisive). Each Director has served in their role as Director of the Funds since at least October 2006 with the exception of Messrs. Baumgardner and Gaumond who were appointed effective January 1, 2016. Each Director is knowledgeable or will become knowledgeable regarding the Funds’ business and service provider arrangements. In addition, each Director other than Messrs. Baumgardner and Gaumond, has served for a number of years as a director of other funds in the Fund Complex, as indicated in the “Independent Directors” table above. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills, diversity and experience on the Board. The Board believes that, collectively, the Directors have balanced and diverse qualifications, skills, experiences, and attributes, which allow the Board to operate effectively in governing the Funds and protecting the interests of shareholders. Information about the specific qualifications, skills, experiences, and attributes of each Director, which in each case contributed to the Board’s conclusion that the Director should serve (or continue to serve) as a director of the Funds, is provided in the “Independent Directors” table above.

Director Compensation

Effective January 1, 2016, FAF pays Directors who are not paid employees or affiliates of the Funds an annual retainer of $165,000 ($250,000 in the case of the Chair). The Audit Committee Chair receives an additional annual retainer of $15,000 and the Governance Committee Chair receives an additional annual retainer of $12,000. Prior to January 1, 2016, Directors were paid an annual retainer of $145,000 ($217,500 in the case of the Chair). The Audit Committee Chair and Governance Committee Chair each received an additional annual retainer of $11,250. Prior to Prior to January 1, 2015, Directors were paid an annual retainer of $120,000 ($198,750 in the case of the Chair). The Audit Committee Chair and the Governance Committee Chair each received an additional annual retainer of $11,250.

Directors also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, Directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in the Fund Complex.

Prior to January 1, 2011, the Directors could elect to defer payment of up to 100% of the fees they received in accordance with a Deferred Compensation Plan (the “Plan”). Under the Plan, a Director could elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the Director under the Plan would be determined based on the performance of such investments. Effective January 1, 2011, the Directors may no longer defer payments under the Plan. The prior deferral of fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any Director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to Directors.

The following table sets forth information concerning aggregate compensation paid to each Director of FAF (i) by FAF (column 2), and (ii) by FAF (column 5) during the fiscal year ended August 31, 2017. Total compensation reflected does not include the portion of the annual retainer and any additional annual retainer attributable to Mount Vernon Trust, which is paid to Directors by USBAM. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal period.

Compensation during Fiscal Year Ended August 31, 2017

Name of Person, Position	Aggregate Compensation From Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and FAF Paid to Directors

David K. Baumgardner, Director		$-0-	-0-	$
Mark E. Gaumond, Director		-0-	-0-
Roger A. Gibson, Director		-0-	-0-
Leonard W. Kedrowski[1], retired Chair		-0-	-0-
Richard K. Riederer[2], Chair		-0-	-0-
James M. Wade, Director		-0-	-0-

1 Mr. Kedrowski retired from the Board effective December 31, 2016.

2 Mr. Riederer was appointed Chair of the Board effective January 1, 2017.

Code of Ethics

FAF, USBAM, and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the SEC.

Investment Advisory and Other Services for the Funds

Investment Advisor

USBAM, 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, the nation’s fifth-largest commercial bank. U.S. Bank is, in turn, a wholly-owned subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota. U.S. Bancorp provides a wide range of financial services for consumers, businesses, government entities and other financial institutions. At June 30, 2017, U.S. Bancorp and its subsidiaries had consolidated assets of $463 billion, consolidated deposits of $347.3 billion and shareholders’ equity of $48.3 billion.

Pursuant to an Investment Advisory Agreement, dated January 20, 1995 (the “Advisory Agreement”), the Funds engaged U.S. Bank, through its First American Asset Management division (“FAAM”), to act as investment advisor for, and to manage the investment of, the series of FAF then in existence. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, each Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund’s average daily net assets (before any waivers).

The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as Directors, officers, or employees of FAF if duly elected to such positions by the shareholders or Directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies, subject to review by the Board. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to the Board on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds’ investments and to discharge its duties as investment advisor of the Funds.

In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its Directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

Prior to October 30, 2008, the Advisor had contractually agreed to waive fees and reimburse other fund expenses, so that total fund operating expenses (excluding fees paid for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds), as a percentage of average daily net assets, would not exceed certain amounts through October 31, 2009. Effective October 30, 2008, for Treasury Obligations Fund and December 22, 2008, for each other Fund, the Board approved the termination of these fee waivers and reimbursements. However, the Advisor agreed to waive or reimburse certain fees and expenses, and the Board approved the suspension or reduction of 12b-1 payments, as needed, in order to maintain a yield for each share class of each Fund of at least 0%. These waivers and reimbursements by the Advisor are voluntary and may be terminated at any time by the Advisor, unless otherwise set forth in the Prospectuses. In addition, with respect to such voluntary waivers or reimbursements, the Advisor may retain the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

The Advisor has contractually agreed to limit fund expenses, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed certain amounts through December 31, 2018.

The following table sets forth total advisory fees before and after contractual and/or voluntary waivers for the Funds for the fiscal years ended August 31, 2015, August 31, 2016 and August 31, 2017.

	Fiscal Year Ended August 31, 2015		Fiscal Year Ended August 31, 2016		Fiscal Year Ended August 31, 2017
Fund	Advisory Fee Before Waivers	Advisory Fee After Waivers	Advisory Fee Before Waivers	Advisory Fee After Waivers	Advisory Fee Before Waivers	Advisory Fee After Waivers
Government Obligations Fund	$ 18,636,497	$ 17,137,706	$ 19,720,746	$ 19,720, 746	$	$
Treasury Obligations Fund	8,340,968	6,072,448	8,513,526	8,493,204

Additional Payments to Financial Intermediaries

In addition to the sales charge payments and the distribution, service and transfer agency fees described in the Prospectuses and elsewhere in this SAI, the Advisor and/or the Distributor may make additional payments out of its own assets to selected intermediaries that attract assets to the Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) pursuant to arrangements involving sales, distribution, shelf space, sub-accounting, administrative or shareholder processing services.

The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Funds to its customers. The Intermediary may elevate the prominence or profile of the Funds within the Intermediary’s organization by, for example, placing a Fund on a list of preferred or recommended funds, and/or granting the Advisor and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Intermediary’s organization.

These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectuses and described above because they are not paid by the Funds.

The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.

Marketing Support Payments and Program Servicing Payments

The Advisor and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First American Funds or that make First American Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the First American Funds in connection with shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

The Advisor and/or the Distributor compensates Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset based but also may include the payment of a lump sum.

Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.

Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs, but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset based.

Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.47% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. U.S. Bank, N.A. and its affiliates are eligible to receive payments that exceed 0.47% of the average net assets of Fund shares attributable to U.S. Bank, N.A. or its affiliates on an annual basis.

Other Payments

From time to time, the Advisor and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund(s), which may be in addition to marketing support and program servicing payments described above. For example, the Advisor and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.

When not provided for in a marketing support or program servicing agreement, the Advisor and/or the Distributor may pay Intermediaries for enabling the Advisor and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Advisor and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

The Advisor and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on the Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in the Funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Advisor and/or the Distributor.

Certain affiliates of the Advisor and employees of the Advisor may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. Total compensation of employees of the Advisor and/or the Distributor with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Advisor and/or the Distributor and the services it provides for those payments.

Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Intermediaries Receiving Additional Payments

The following is a list of Intermediaries eligible to receive one or more of the types of payments discussed above as of September 30, 2017:

ADP Broker-Dealer, Inc.

American Enterprise Investment Services, Inc.

Ameriprise Financial Services, Inc.

Bank of New York Mellon (The)

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Charles Schwab & Co., Inc.

Comerica Bank

Country Trust Bank

ExpertPlan, Inc.

Fidelity Brokerage Services LLC / National Financial Services LLC / Fidelity Investments Institutional

Operations Company, Inc.

FIS Brokerage & Securities Services LLC

Goldman Sachs & Co. LLC

GWFS Equities, Inc.

Hartford Securities Distribution Company, Inc.

Hightower Securities, LLC

ICMA Retirement Corporation

ING Life Insurance and Annuity Company / ING Institutional Plan Services LLC

J.M. Lummis Securities, Inc.

J.P. Morgan Securities, LLC

Janney Montgomery Scott LLC

Lincoln Retirement Services Company LLC / AMG Service Corp.

LPL Financial LLC

Marshall & Ilsley Trust Company, N.A.

Massachusetts Mutual Life Insurance Company

Mercer HR Services LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Merriman Curhan Ford & Co.

Mid Atlantic Capital Corporation

MSCS Financial Services, LLC

My Treasury Limited

Nationwide Financial Services, Inc.

Newport Retirement Services, Inc.

Pershing LLC

Piper Jaffray & Company

Principal Life Insurance Company

Quasar Distributors, LLC

RBC Dain Rauscher, Inc.

Reliance Trust Company

Robert W. Baird & Co., Inc.

State Street Global Markets

SVB Asset Management

TD Ameritrade Trust Company

TIAA-CREF Individual & Institutional Services, LLC

Treasury Curve, LLC

U.S. Bancorp Fund Services, LLC

U.S. Bancorp Investments, Inc.

U.S. Bank, N.A.

Union Bank, N.A.

VALIC Retirement Services Company

Wells Fargo Securities, LLC

Wilmington Trust Company

Wilmington Trust Retirement and Institutional Services Company

Any additions, modification or deletions to the list of Intermediaries identified above that have occurred since September 30, 2017, are not reflected.

Administrator

U.S. Bancorp Asset Management, Inc. (the “Administrator”) serves as administrator pursuant to an Administration Agreement between the Administrator and the Funds, dated as of July 1, 2006. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services and shareholder services. The Funds pay the Administrator fees which are calculated daily and paid monthly. Such fees are equal to each Fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of the Funds up to $8 billion, 0.185% for Class A shares and 0.135% for all other share classes on the next $17 billion of aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated July 1, 2005 whereby USBFS provides various sub-administration services. USBFS is a wholly-owned subsidiary of U.S. Bancorp.

The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to the Administrator for the fiscal years ended August 31, 2015, August 31, 2016 and August 31, 2017:

Fund	Fiscal Year Ended August 31, 2015	Fiscal Year Ended August 31, 2016	Fiscal Year Ended August 31, 2017

Government Obligations Fund	$ 938,108	$ 16,789,233	$

Treasury Obligations Fund	65,687	7,221,813

Transfer Agent

USBFS serves as the Funds’ transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement between USBFS and the Funds dated June 30, 2016. Pursuant to the Transfer Agency and Shareholder Servicing Agreement, the Funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum per share class fee. These fees are charged to each Fund based on the number of accounts within the Fund. The Fund reimburses USBFS for out-of-pocket expenses incurred in providing transfer agent services.

During the fiscal years ended August 31, 2015, August 31, 2016 and August 31, 2017 the Funds paid to USBFS transfer agent fees in the following amounts:

	Fiscal Year Ended August 31, 2015	Fiscal Year Ended August 31, 2016	Fiscal Year Ended August 31, 2017

Government Obligations Fund	$108,000	$115,500	$
Treasury Obligations Fund	126,000	133,500

Distributor

Quasar Distributors, LLC serves as the distributor for the Funds’ shares pursuant to distribution agreements applicable to the various share classes. These agreements are referred to collectively as the “Distribution Agreements.” The Distributor is a wholly owned subsidiary of U.S. Bancorp.

Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Deposit Insurance Fund, which is administered by the FDIC.

Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the “Participating Institutions”) which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

The Distributor receives no compensation for distribution or shareholder servicing of the Class P shares.

The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board and by the vote of the majority of those Board members who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF’s Rule 12b-1 Plan or in any agreement related to such plans.

The Distributor received the following compensation from the Funds during the Funds’ most recent fiscal year ended August 31, 2017:

Fiscal Year Ended August 31, 2017

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation[1]

Government Obligations Fund
Treasury Obligations Fund

1	Primarily represents Rule 12b-1 fees paid to the Distributor as dealer of record on certain shareholder accounts under FAF’s Rule 12b-1 Distribution and Service Plan. Total fees paid by the Funds under FAF’s Rule 12b-1 Distribution and Service Plan are provided below.

FAF has also adopted Plans of Distribution with respect to the Class A, Class D, and Class G shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. No 12b-1 fees are paid with respect to Class P shares.

Custodian and Independent Registered Public Accounting Firm

Custodian

U.S. Bank (the “Custodian”), 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, acts as custodian of the Funds’ assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association (“First Trust”) and the Funds. First Trust’s rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds’ order.

As compensation for its services as custodian to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.005% of each such Fund’s average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board including a majority of the Directors who are not “interested persons” of FAF, as that term is defined in the 1940 Act.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 155 North Wacker Drive, Chicago, Illinois, 60606, serves as the Funds’ independent registered public accounting firm, providing audit services, including audits of the annual financial statements.

Proxy Voting

Because the Funds invest primarily in short-term debt obligations, the probability of the Funds or USBAM receiving a proxy request on behalf of the Funds is remote. Nonetheless, the Funds have adopted Proxy Voting Policies and Procedures that delegate the responsibility of voting proxies to USBAM. The Proxy Voting Policies and Procedures of the Funds are attached as Appendix A.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2017 is available, without charge and upon request, by calling 800 677-3863 and on the SEC’s website at www.sec.gov.

Portfolio Transactions

The Funds’ portfolios are almost exclusively composed of fixed income securities and most of the portfolio transactions are made directly with the issuer of the securities or with broker-dealers acting for their own account or as agents. A Fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or mark-up or mark-down, which is not disclosed separately.

The Advisor determines the broker-dealers with or through which the Funds’ securities transactions are executed. The primary consideration in placing a portfolio transaction with a particular broker-dealer is efficiency in executing orders and obtaining the most favorable net prices for the Fund under the circumstances of each particular transaction. More specifically, the Advisor considers the full range and quality of the services offered by a broker-dealer. The determination may include the competitiveness of price; access to desirable securities; willingness and ability to execute difficult or large transactions; value, nature, and quality of any brokerage and research products and services provided; financial responsibility (including willingness to commit capital) of the broker-dealer; ability to minimize market impact; maintenance of the confidentiality of orders; responsiveness of the broker-dealer to the Advisor; and ability to settle trades. For transactions where competitiveness of price is the determining factor, all other factors being equal, the Advisor will seek to obtain more than one offer or bid on purchases and sales of securities to the extent they are available. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the Advisor’s desire to accept a particular price for a security because the price offered by the dealer meets the Advisor’s guidelines for profit, yield, or both. While it is the Advisor’s policy to seek the most advantageous price on each transaction, there is no assurance it will be successful in doing so on every transaction.

When consistent with the best execution objectives described above, business may be placed with broker-dealers who furnish brokerage and research products and services to the Advisor. Such brokerage and research products and services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy. The research products and services may allow the Advisor to supplement its own investment research activities and enable it to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. As a general matter, the brokerage and research products and services that the Advisor receives from broker-dealers are used to service all of the Advisor’s accounts. However, any particular brokerage and research product or service may not be used to service each and every account, and may not benefit the particular accounts that generated the brokerage commissions used to acquire the product or service.

The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any “formula” that must be followed in connection with the placement of the Funds’ portfolio transactions in exchange for brokerage and research products and services provided to the Advisor. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with brokerage and research products and services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities with respect to the Funds.

Generally, the Advisor does not aggregate or “bunch” fixed income securities orders. The Advisor may, however, bunch orders in the same fixed income securities for all accounts, provided that no account is favored over any other participating account, in an effort to obtain best execution at the best price available. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each account is concerned. In other cases, however, the ability of the accounts to participate in volume transactions will produce better executions for each account. It is the Advisor’s policy to allocate investment opportunities among all accounts in a fair and equitable manner that does not systematically favor one account over any other, by providing buy and sell opportunities to all accounts.

No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliated broker-dealer normally gives to others.

During their three most recent fiscal years ended August 31, the Funds paid no brokerage commissions to any brokers, including affiliated brokers. At August 31, 2017, the Funds did not hold securities of broker-dealers which are deemed to be “regular brokers or dealers” of the Funds under the 1940 Act (or of such broker-dealers’ parent companies).

Capital Stock

Each share of the Funds’ $.01 par value common stock is fully paid, non-assessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

Each share of the Funds has one vote. On some issues, such as the election of Directors, all shares of the Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of Directors are able to elect all of the Directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

The Bylaws of FAF provide that annual shareholders’ meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

As of September 30, 2017, the Directors and officers of FAF as a group owned less than one percent of each Fund’s outstanding shares and the Funds were aware that the persons set forth in the following table owned of record five percent or more of the outstanding shares of each class of stock of the Funds.

	Class A	Class D	Class G	Class T	Class V	Class X	Class Y	Class Z
GOVERNMENT OBLIGATIONS FUND

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

US BANK N A CUST FBO FIRST AMERICAN C/C ATTN: WILLY BLOOM 1555 N RIVERCENTER DR STE 302

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

US BANK NA FBO INVESTMENT SWEEP ATTN: TINA EUMURIAN 800 NICOLLET AVE BC-MN-H18U MINNEAPOLIS MN 55402-7000

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

	Class A	Class D	Class G	Class T	Class V	Class X	Class Y	Class Z
HARE & CO ATTN FRANK NOTARO 111 SANDERS CREEK PKWY EAST SYRACUSE, NY 13057-1382

TREASURY OBLIGATIONS FUND

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

FBS INVESTMENT SERVICES INC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS ATTN MONEY FUNDS UNIT R/R 60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787

US BANK NA MONEY CENTER CUST OMNIBUS REINVEST FBO CUSTOMERS ATTN SHANE D KITZAN 777 E WISCONSIN AVE FL 4 MILWAUKEE WI 53202-5300

	Class A	Class D	Class G	Class T	Class V	Class X	Class Y	Class Z
HARE & CO ATTN FRANK NOTARO 111 SANDERS CREEK PKWY EAST SYRACUSE, NY 13057-1382

Net Asset Value and Public Offering Price

The public offering price of the shares of a Fund generally equals the Fund’s net asset value. The net asset value per share of a Fund is calculated on each day the Fund is open for business at the time indicated in the Fund’s Prospectus. The net asset value may be calculated early on any business day when the bond markets close early (typically on the business day preceding a Federal holiday). The Funds are generally open for business each day that the Federal Reserve Bank of New York (the “Federal Reserve”) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A Fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. On August 31, 2017, the net asset value per share for each Fund was calculated as set forth below.

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share

Government Obligations Fund
Class A
Class D
Class V
Class X
Class Y
Class Z

Treasury Obligations Fund
Class A
Class D
Class G
Class V
Class X
Class Y
Class Z

Valuation of Portfolio Securities

The Funds’ portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The valuation of the Funds’ portfolio instruments based upon their amortized cost and the concomitant maintenance of each Fund’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7, under which each Fund must adhere to certain conditions, including the conditions described above under “Investment Restrictions – Additional Restrictions.” It is the normal practice of the Funds to hold portfolio securities to maturity and realize par unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances.

The Board must establish procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of each Fund to maintain a per share net asset value of $1.00. Such procedures will include review of each Fund’s portfolio holdings at such intervals as the Board may deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board determines that a deviation which may have such a result exists, they will take such corrective action as they regard as necessary and appropriate.

Taxes

Each Fund intends to qualify and to elect to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

Each Fund expects to distribute net realized capital gains (if any) once each year, although it may distribute them more frequently if, for each Fund other than Institutional Prime Obligations Fund, it is necessary in order to maintain a Fund’s net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

The IRS has issued final regulations that permit a simplified method of accounting for gains and losses realized upon the disposition of shares of a regulated investment company that is a money market fund, including as a result of the imposition of a liquidity fee. Very generally, rather than realizing gain or loss upon each redemption of a share, a shareholder of a money market fund using such method of accounting will recognize gain or loss with respect to such a Fund’s shares for a given computation period (the shareholder’s taxable year or shorter period selected by the shareholder) equal to the value of all the Fund shares held by the shareholder on the last day of the computation period, less the value of all Fund shares held by the shareholder on the last day of the preceding computation period, less the shareholder’s net investment in the Fund (generally, purchases minus redemptions) made during the computation period.

Under the Code, each Fund is required to withhold 28% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that (i) the social security number or taxpayer identification number supplied by them is correct and (ii) they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

Shareholders of a Fund are urged to consult their own tax advisors regarding their investment in the Fund.

Additional Information about Purchasing and Redeeming Shares

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in the funds may be transferred to that state.

Additional Charges

Investment professionals or financial institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual investment professional or financial institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Your investment professional or financial institution will provide you with specific information about any processing or service fee you will be charged.

Receipt of Orders by Financial Intermediaries

The Funds have authorized one or more Intermediaries to receive purchase and redemption orders on the Funds’ behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. Except for Institutional Prime Obligations Fund, a Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, an Intermediary’s authorized designee, receives the order.

Redeeming Shares By Telephone

A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Pursuant to instructions received from the financial institution, redemptions will be made by check, by wire transfer or, if available, by ACH transaction.

Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning 800 677-3863. At the shareholder’s request, redemption proceeds will be paid by check and mailed to the shareholder’s address of record, or ACH (if available) or wire transferred to the shareholder’s account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. ACH and wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include recording of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

Redeeming Shares By Mail

Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Funds. The written request should include the shareholder’s name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

●	a trust company or commercial bank, the deposits of which are insured by the Deposit Insurance Fund, which is administered by the FDIC;

●	a member firm of the New York, NYSE MKT, Boston, Midwest, or Pacific Stock Exchanges or the Financial Industry Regulatory Authority;

●	a savings bank or savings and loan association the deposits of which are insured by the Deposit Insurance Fund, which is administered by the FDIC; or

●	any other “eligible guarantor institution,” as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption Before Purchase Instruments Clear

When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

Exchanging Shares among Fund Families

The Funds are offered as money market exchange vehicles for certain other mutual fund families that have entered into agreements with the Funds’ distributor or transfer agent. If you are using one of the Funds as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another Fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. In addition, you may be subject to the CDSC schedules, if any, of such fund family.

Research Requests

The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents

Financial Statements

The financial statements of FAF included in its Annual Report to shareholders for the fiscal period ended August 31, 2017, are incorporated herein by reference.

Proxy Voting - Fund

First American Funds

Effective Date: 10/4/2016

Regulatory Highlights

Registered investment management companies are required to provide disclosure about how they vote proxies relating to portfolio securities they hold and to disclose the policies and procedures that they use to determine how to vote proxies relating to portfolio securities. They are also required to file with the SEC and to make available to shareholders the specific proxy votes that they cast in shareholder meetings of issuers of portfolio securities.

An investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

Regulatory Requirements

●	Release Nos. 33-8188, 34-47304, IC-25922: Disclosure of Proxy Voting Policies and Proxy Voting Records by Registered Management Investment Companies

●	Company Act: Rule 30b1-4

Entities Affected

First American Funds

Policy Specific Terms (Refer to glossary for standard terms used)

Institutional Advisory Clients	All clients other than the Money Market Funds whose portfolios are managed by USBAM pursuant to an investment management agreement.

Policy Objective Statement

The objective of this policy is to ensure that proxies voted on behalf of the Funds were voted in a manner consistent with the best interests of the Funds and their shareholders.

Compliance Control Procedures

Conflicts of Interest

As an affiliate of U.S. Bancorp, a large multi-service financial institution, USBAM recognizes that there are circumstances wherein it may have a perceived or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies may have personal or familial relationships with the U.S.Bancorp enterprise and/or its employees that could give rise to potential conflicts of interest.

Proxy Voting

●	When a Fund proxy is received, the vote will be directed by the Chief Investment Officer.

Preventative Control Procedures

●	USBAM will vote proxies in the best interest of the Funds regardless of real or perceived conflicts of interest. To minimize this risk, the IPC will discuss conflict avoidance at least annually to ensure that appropriate parties understand the actual and perceived conflicts of interest proxy voting may face.

●	If any member of the IPC becomes aware of a material conflict for USBAM, they will bring the matter to the Chief Counsel to convene a meeting of the IPC which will determine a course of action designed to address the conflict. Such actions could include, but are not limited to:

-	Abstaining from voting; or

-	Voting in proportion to the other shareholders to the extent this can be determined.

-	Recusing an IPC member from all discussion or consideration of the matter, if the material conflict is due to such person’s actual or potential conflict of interest.

Detective Control Procedures

●	Employees must notify the CCO of any direct, indirect or perceived improper influence exerted by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how USBAM should vote proxies.

●	The CCO, or their designee, will investigate allegations of improper influence and will report the findings to the Chief Executive Officer and the Chief Counsel.

●	To ensure USBAM has met its fiduciary duty to the Funds, the Chief Investment Officer will certify quarterly that:

-	There were no proxies received for the Funds during the quarter; or,

-	If proxies were voted, that either no material conflict(s) of interest existed in connection with a proxy voted for any security held in the Funds, or if a material conflict of interest occurred in connection with a proxy voted for a security held in the Funds, the certification will require a description of the material conflict of interest, and a statement that any advice received regarding a proxy was not unduly influenced by an individual or group that may have an economic interest in the outcome of the proxy vote; and,

-	If proxies were received and voted against management recommendation, then the certification will require documentation of the reasons for voting against management recommendation.

●	Compliance reviews the Quarterly Proxy Voting Certification for material conflicts and undue influence.

Corrective Control Procedures

●	If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the IPC shall not consider any improper influence in determining how to vote proxies.

Proxy Voting for Funds Participating in Securities Lending

Certain Funds participate in U.S. Bank’s securities lending program. If a portfolio security is on loan as of the shareholder meeting record date, then the Funds will not have the right to vote the proxies.

Preventative Control Procedures

●	Portfolio managers and/or credit analysts, who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting lending of the affected securities prior to the record date for the matter.

●	If the proxy issue is determined to be material, and the determination is made prior to the shareholder meeting record date the portfolio manager(s) will contact the Securities Lending Department to recall securities on loan or restrict the loaning of any security held in any portfolio they manage, if they determine that it is in the best interest of shareholders to do so.

Review and Reports

Detective Control Procedures

●	The Chief Counsel will review votes cast on behalf of portfolio securities held by the Funds, report on the results of such review to the Board at each of their regularly scheduled meetings.

Disclosure to Shareholders

Preventative Control Procedures

●	USBAM’s Legal Department will cause Form N-PX to be filed with the SEC, and ensure that any other proxy voting-related filings as required by regulation or contract are timely made.

●	USBAM shall make available the proxy voting record of the Funds to shareholders upon request. Additionally, USBAM shall disclose in the Funds’ registration statement that shareholders can receive, on request, the voting records for the Funds by calling a toll free number.

●	The Funds’ proxy voting policy and procedures will also be made available to the public in the Funds’ registration statement which is available to the public on the SEC website. Additionally, shareholders can receive, on request, the proxy voting policies for the Funds by calling a toll free number.

Policy Owner

●	Compliance Manager

Responsible Parties

●	Operations

●	IPC

●	Compliance

●	Investments

●	Legal

Related Policies

●	Recordkeeping & Retention

Related Disclosures

●	Form N-PX

●	Registration Statement

Glossary of Standard Terms

Advisor or USBAM	U.S. Bancorp Asset Management, Inc.
Board	First American Funds, Inc. Board of Directors
CCO	Chief Compliance Officer
Company Act	Investment Company Act of 1940
Compliance	USBAM Compliance
CRIMS	Charles River Investment Management System
Employee(s)	Includes USBAM permanent employees and temporary or contract employees whose assignments exceed four weeks in a 12 month period.
Exchange Act	Securities Exchange Act of 1934
FINRA	Financial Industry Regulatory Authority
First American Funds, Funds or Money Market Funds	Each series of First American Funds, Inc. whether now existing or organized in the future.
ICCC	Internal Compliance Controls Committee
IPC	Investment Practices Committee
Legal or Legal Department	USBAM Legal
NAV	Net asset value
Quasar	Quasar Distributors, LLC – First American Funds, Inc. FINRA member distributor
SAI	Statement of Additional Information
SEC or Commission	U.S. Securities and Exchange Commission
Securities Act	Securities Act of 1933
USBFS	U.S. Bancorp Fund Services, LLC
USBI or USBII	U.S. Bancorp Investments, Inc.

FIRST AMERICAN FUNDS, INC.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1) Amended and Restated Articles of Incorporation, as amended through January 20, 1995 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, filed on January 22, 1996 (File Nos. 002-74747 and 811-03313)).

(a)(2) Certificate of Designation dated October 2, 1997, designating Class A, B, C and D shares for Tax Free Obligations Fund and Class A shares for Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 25, filed on October 7, 1997 (File Nos. 002-74747 and 811-03313)).

(a)(3) Certificate of Designation dated March 2, 1998, designating Class A or Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, filed on March 3, 1998 (File Nos. 002-74747 and 811-03313)).

(a)(4) Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of Prime Obligations Fund; Class S shares of Government Obligations Fund; Class S shares of Treasury Obligations Fund; and Class S shares of Tax Free Obligations Fund (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, filed on June 27, 2001 (File Nos. 002-74747, 811-03313)).

(a)(5) Articles of Amendment to Articles of Incorporation dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, filed on November 30, 2001 (File Nos. 002-74747, 811-03313)).

(a)(6) Certificate of Designation dated June 5, 2003, designating Class Z shares of Prime Obligations Fund (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 44, filed on June 6, 2003 (File Nos. 002-74747, 811-03313)).

(a)(7) Certificate of Designation dated December 2003, designating Class Z shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 47, filed on December 1, 2003 (File Nos. 002-74747, 811-03313)).

(a)(8) Certificate of Designation dated September 20, 2004, designating Class A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50, filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(a)(9) Certificate of Designation dated May 5, 2005, designating Reserve shares of Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(i) to the initial registration statement on Form N-14, filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(a)(10) Articles of Amendment to Articles of Incorporation dated August 30, 2005 (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 55, filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(a)(11) Certificate of Designation filed February 23, 2006, designating Institutional Investor shares of Prime Obligations Fund, Government Obligations Fund, Treasury Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(a)(12) Articles of Correction to Certificate of Designation filed February 23, 2006 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(a)(13) Certificate of Designation dated February 5, 2016 designating Class X shares of Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, filed on February 5, 2016 (Incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 75, filed on February 5, 2016 (File Nos. 002-74747, 811-03313)).

(a)(14) Certificate of Designation dated July 15, 2016 designating Class A, T, V, X, Y and Z shares of Retail Prime Obligations Fund, filed on July 18, 2016 (Incorporated by reference to Exhibit (a)(14) to Post-Effective Amendment No. 84, filed on July 18, 2016 (File Nos. 002-74747, 811-03313)).

(a)(15) Certificate of Designation dated October 11, 2016 renaming certain series and classes, filed on October 12, 2016. (Incorporated by reference to Exhibit (a)(15) to Post-Effective Amendment No. 90, filed on October 14, 2016 (File Nos. 002-74747, 811-03313)).

(a)(16) Certificate of Designation dated September 28, 2017 designating Class P shares of Government Obligations Fund and Treasury Obligations Fund, filed on September 28, 2017.*

(b) Bylaws, as amended September 19, 2017.*

(c) Not applicable.

(d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, filed on January 22, 1996 (File Nos. 002-74747, 811-03313)).

(d)(2) Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 51, filed on November 30, 2004 (File Nos. 002-74747, 811-03313)).

(d)(3) Amendment to Exhibit A to Investment Advisory Agreement effective October 25, 2004 (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50, filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

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(d)(4) Amendment to Investment Advisory Agreement dated as of June 21, 2005, permitting First American Funds, Inc. to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 54, filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(d)(5) Amendment to Exhibit A to Investment Advisory Agreement effective June 30, 2015 (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 76, filed on February 19, 2016 (File Nos. 002-74747, 811-03313)).

(d)(6) Expense Limitation Agreement effective October 1, 2017, between the Registrant and U.S. Bancorp Asset Management, Inc.*

(e)(1) Distribution Agreement dated July 1, 2007, between Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(e)(2) Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

(f) Not applicable.

(g)(1) Custody Agreement dated July 1, 2006, between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(g)(2) Amendment to Custody Agreement dated July 1, 2007 (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(g)(3) Amendment to Custody Agreement dated February 19, 2009 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 62, filed on October 30, 2009 (File Nos. 002-74747, 811-03313)).

(g)(4) Amendment to Custody Agreement dated June 9, 2016. (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 81, filed on June 10, 2016 (File Nos. 002-74747, 811-03313)).

(h)(1) Administration Agreement dated as of July 1, 2006, by and between Registrant and U.S. Bancorp Asset Management, Inc. (formerly known as FAF Advisors, Inc.) (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(h)(2) Amended Schedule A to Administration Agreement, dated July 1, 2011, between Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

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(h)(3) Sub-Administration Agreement effective as of July 1, 2005, by and between U.S. Bancorp Asset Management Inc. and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 54, filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(4) Amendment to Sub-Administration Agreement effective as of January 1, 2017 by and between U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC.*

(h)(5) Amended and Restated Transfer Agent and Shareholder Servicing Agreement dated as of June 30, 2016, by and among Registrant, U.S. Bancorp Fund Services, LLC, and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 84, filed on July 18, 2016 (File Nos. 002-74747, 811-03313)).

(h)(6) Amended Shareholder Service Plan and Agreement effective July 1, 2005, as further amended effective February 22, 2006 and June 13, 2017 between Registrant and U.S. Bancorp Asset Management, Inc. for Class A, Class D, Class G, Class T, Class V and Class Y shares.*

(h)(7) Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. - Government Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 60, filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(h)(8) Amendment to Securities Lending Agreement effective January 1, 2011, by and between First American Funds, Inc. – Government Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 67, filed on October 30, 2012 (File Nos. 002-74747, 811-03313)).

(h)(9) Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. - Treasury Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 60, filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(h)(10) Amendment to Securities Lending Agreement effective January 1, 2011, by and between First American Funds, Inc. – Treasury Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 67, filed on October 30, 2012 (File Nos. 002-74747, 811-03313)).

(h)(11) Securities Lending Agreement dated October 1, 2011, by and between First American Funds, Inc. – Institutional Prime Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

(i) Opinion and Consent of Dorsey & Whitney LLP*.

(j) Consent of Ernst & Young LLP (to be filed by amendment).

(k) Not applicable.

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(l) Not applicable.

(m)(1) Amended and Restated Distribution and Service Plan effective September 19, 2006, for Class A, Class B, Class C, Class D, and Reserve shares (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(m)(2) Form of Rule 12b-1 Fee Agreement (Incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 67, filed on October 30, 2012 (File Nos. 002-74747, 811-03313)).

(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective September 19, 2017.*

(o) Reserved.

(p)(1) First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act. (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 90, filed on October 14, 2016 (File Nos. 002-74747, 811-03313)).

(p)(2) U.S. Bancorp Asset Management, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940.*

(p)(3) Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 73, filed on October 30, 2015 (File Nos. 002-74747, 811-03313)).

(q)       Power of Attorney dated September 28, 2017.*

*          Filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

The Registrant’s Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys’ fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the

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person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors’ conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Information on the business of the Registrant’s investment adviser, U.S. Bancorp Asset Management, Inc. (the “Manager”), is described in the section of each series’ Statement of Additional Information, filed as part of this Registration Statement, entitled “Investment Advisory and Other Services.” The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

Name and Address	Principal Occupation(s) During the Past Two Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; Director, U.S. Bancorp Asset Management, Inc.; President, FAF since June 2014
James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Chief Investment Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Director, U.S. Bancorp Asset Management, Inc. since June 2014; Vice President, FAF since June 2014
Richard J. Ertel U.S. Bancorp Asset Management, Inc.	Director, Chief Counsel and Secretary, U.S. Bancorp Asset Management,

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Name and Address	Principal Occupation(s) During the Past Two Years
800 Nicollet Mall Minneapolis, MN 55402	Inc.; Secretary, FAF
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Head of Operations and Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; Treasurer, FAF
Louis G. Martine U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Head of Distribution, U.S. Bancorp Asset Management, Inc.
Kenneth L. Delecki U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Head of Securities Lending, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.; Assistant Secretary, FAF
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc.; Chief Compliance Officer, FAF
Brett E. Scribner U.S. Bank National Association 800 Nicollet Mall Minneapolis, MN 55402	Senior Vice President, U.S. Bancorp Asset Management, Inc.; Corporate Tax Director, U.S. Bank National Association

Item 32. Principal Underwriters

Registrant’s distributor, Quasar Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor for the following investment companies:

1919 Funds	Fiera Capital Funds	Perritt Funds, Inc.
Abbey Capital Futures Strategy Fund	First American Funds, Inc.	PIA Funds
AC One China Fund	First State Funds	Poplar Forest Funds
ACSI Funds	Fort Pitt Capital Group, Inc.	Port Street Funds
Academy Asset ETF Funds	Fulcrum Funds	Primecap Odyssey Funds
Academy Fund Trust	Fund X Funds	Prospector Funds
Advantus Mutual Funds	Geneva Advisors Funds	Provident Mutual Funds, Inc.
Aegis Funds	Glenmede Fund, Inc.	Pzena Funds
Akre Funds	Glenmede Portfolios	Rainier Funds
Allied Asset Advisors Funds	GoodHaven Funds	Rareview Funds
Alpha Architect Funds	Great Lakes Funds	RBC Funds Trust
Alpha Funds	Greenspring Fund	Reinhart Funds
AlphaClone ETF Fund	Green Square Capital	RiverNorth Funds
AlphaMark ETFs	Harding Loevner Funds	Rockefeller Funds

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Alpine Equity Trust	Hennessy Funds Trust	Scharf Funds
Alpine Income Trust	Hodges Funds	Schneider Funds
Alpine Series Trust	Hood River Funds	Schooner Investment Group
Altair Smaller Companies Fund	Horizon Investment Funds	Scotia Funds
American Trust	Hotchkis & Wiley Funds	Semper Funds
Amplify ETFs	Huber Funds	Shenkman Funds
Angel Oak Funds	Infinity Q Funds	SIMS Total Return Fund
Appleton Partners Inc	Infusive Funds	Smith Group Funds
Aptus ETF	Intelligration	Snow Capital Family of Funds
Ballantyne ETF	Intrepid Capital Management	Soundwatch Fund
Barrett Growth Fund	IronBridge Funds	Spencer Capital Funds
Barrett Opportunity Fund	Jackson Square Partners	Stone Ridge Trust I
Becker Value Equity Fund	Jacob Funds, Inc.	Stone Ridge Trust II
Bogle Investment Management	Jensen Funds	Stone Ridge Trust III
Boston Common Funds	Kellner Funds	Stone Ridge Trust IV
Boston Partners Fund	Kensho ETFs	Stone Ridge Trust V
Bramshill Funds	Kirr Marbach Partners Funds, Inc	Summit Global Funds
Bridge Builder Trust	Lawson Kroeker Funds	Thomas White Funds
Bridge City Capital	LKCM Funds	Thompson IM Funds, Inc.
Bridges Investment Fund, Inc.	LoCorr Investment Trust	Tiedemann Funds
Bright Rock Funds	Logan Capital Funds	Torray Funds
Brookfield Investment Funds	Loncar ETFs	TorrayResolute Funds
Brown Advisory Funds	Lyxor Asset Management Funds	Tortoise Funds
Buffalo Funds	MainGate MLP Funds	Trillium Funds
Bushido Funds	Marketfield Fund	TrimTabs ETF
CAN SLIM Select Growth Fund	Matrix Asset Advisors, Inc.	Trust and Fiduciary Management
Capital Advisors Funds	Matson Money Funds	Services ETF
CG Funds Trust	Mar Vista Funds	Tygh Capital Management
Chase Funds	MD Sass	US Global ETFs
Coho Partners	Monetta Trust	USA Mutuals Funds
Coldstream Funds	Morgan Dempsey Funds	USCA Shield Fund
Collins Capital Funds	Muhlenkamp Fund	Validea Funds
Congress Funds	Muzinich Funds	Victory Portfolios II
Consilium Funds	Nicholas Funds	Vident Funds
Convergence Funds	Nuance Funds	Villere & Co.
Cove Street Capital Funds	Oakhurst Funds	Wasmer Schroeder Funds
Cushing Funds	Oaktree Funds	WBI Funds
Davidson Funds	Orinda Funds	Weiss Multi-Strategy Funds
Dearborn Funds	O’Shaughnessy Funds	Welton Partners
Diamond Hill	Osterweis Funds	Westchester Capital Funds
DoubleLine Funds	Otter Creek Funds	Wisconsin Capital Funds, Inc.
Edgar Lomax Value Fund	Pension Partners Funds	YCG Funds
Evercore Equity Fund	Permanent Portfolio Funds	Zevenbergen Capital Investment
Evermore Global Investors Trust	Pemberwick Funds	Funds

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

Name	Position and Offices with Underwriter	Position and Offices with Registrant
James R. Schoenike	President, Board Member, General Securities Principal and FINRA Executive Officer	None
Joseph Neuberger	Board Member	None
Robert Kern 777 East Wisconsin Avenue	Board Member	None

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Name	Position and Offices with Underwriter	Position and Offices with Registrant
Milwaukee, WI 53202
Peter Hovel	Chief Financial Officer	None
Susan L. LaFond	Vice President and Treasurer	None
Brett E. Scribner 800 Nicollet Mall Minneapolis, MN 55402	Assistant Treasurer	None
Andrew M. Strnad 6602 E. 75th Street Indianapolis, IN 46250	Vice President and Secretary	None
Teresa Cowan	Senior Vice President, Assistant Secretary, General Securities Principal and Chief Compliance Officer	None

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 13th day of October, 2017.

FIRST AMERICAN FUNDS, INC.

By:	/s/ Eric J. Thole
Eric J. Thole, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on October 13, 2017.

SIGNATURE	TITLE
/s/ Eric J. Thole	President
Eric J. Thole
/s/ Jill M. Stevenson	Treasurer (principal financial/accounting officer)
Jill M. Stevenson
*	Director
David K. Baumgardner
*	Director
Mark E. Gaumond
*	Director
Roger A. Gibson
*	Chair
Richard K. Riederer
*	Director
James M. Wade

* Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By: /s/ Richard J. Ertel	Attorney-in-Fact
Richard J. Ertel

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Index to Exhibits

Exhibit Number	Name of Exhibit
(a)(16)	Certificate of Designation for Class P shares
(b)	Amended Bylaws
(d)(6)	Expense Limitation for Class P shares
(h)(4)	Amendment to Sub-Administration Agreement
(h)(6)	Amended Shareholder Service Plan and Agreement
(i)	Opinion and Consent of Dorsey & Whitney
(n)	Amended Multiple Class Plan Pursuant to Rule 18f-3
(p)(2)	Advisor Code of Ethics
(q)	Power of Attorney

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